REVENUE (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Distributors [Member]
Revenue, percentage	45.00%	82.00%	50.00%	81.00%	81.00%	71.00%
Amazon [Member]
Revenue, percentage	15.00%	9.00%	16.00%	11.00%	8.00%	13.00%
Online Sales [Member]
Revenue, percentage	5.00%	4.00%	5.00%	5.00%	6.00%	12.00%
Gold Leaf Distribution [Member]
Revenue, percentage	35.00%	5.00%	31.00%	3.00%	4.00%	0.00%
Shipping [Member]
Revenue, percentage	3.00%	43.00%	3.00%	4.00%	4.00%	4.00%
Sales Returns and Allowances [Member]
Revenue, percentage	(3.00%)	(3.00%)	(4.00%)	(3.00%)	(3.00%)	0.00%